Operating Lease (Tables)	9 Months Ended
Sep. 30, 2019
Operating Lease, Lease Income [Abstract]
Schedule of supplemental balance sheet information

September 30, 2019
Operating lease right-of-use lease asset	$624,157
Accumulated amortization	(43,928)
Net balance	$580,229

Lease liability, current portion	62,182
Lease liability, long term	518,047
Total operating lease liabilities	$580,229

Weighted Average Remaining Lease Term - operating leases	89 Months

Weighted Average Discount Rate - operating leases	6.85%

Schedule of maturities of the lease liability

For the Years Ended
2019 (October to December)	$25,000
2020	100,000
2021	100,000
2022	100,000
2023	100,000
2024	100,000
Thereafter	216,667
Total lease payments	741,667
Less imputed interest	161,437
Maturities of lease liabilities	$580,230

For the Years Ended
2019 (October to December)	$135,000
2020	540,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	2,430,000
Less imputed interest	(327,935)
Maturities of lease liabilities	$2,102,065

Supplemental balance sheet information related to leases

September 30, 2019
Operating lease right-of-use lease asset	$2,300,000
Accumulated amortization	(197,935)
Net balance	$2,102,065

Lease liability, current portion	373,860
Lease liability, long term	1,728,205
Total operating lease liabilities	$2,102,065

Weighted Average Remaining Lease Term - operating leases	54 Months

Weighted Average Discount Rate - operating leases	6.5%